Commitments and Contingencies (Future Minimum Lease Commitments under Non-Cancelable Operating Leases) (Detail) ¥ in Millions	Mar. 31, 2016 JPY (¥)
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2017	¥ 6,121
2018	4,220
2019	2,562
2020	1,827
2021	1,152
2022 and thereafter	1,506
Operating Leases, Future Minimum Payments Due, Total	¥ 17,388